Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balances at Dec. 31, 2020	$ 247	$ 102,653,021	$ (98,234,151)	$ 160,642	$ 4,579,759
Balances (in Shares) at Dec. 31, 2020	2,470,200
Stock-based compensation		6,702,797			6,702,797
Settlement of accrued expense with stock options		349,376			349,376
Cashless stock option exercise	$ 5	(5)
Cashless stock option exercise (in Shares)	51,557
Cashless warrant exercise	$ 4	(4)
Cashless warrant exercise (in Shares)	42,964
Fractional shares
Fractional shares (in Shares)	15
Conversion of convertible notes into common stock	$ 15	6,232,325			6,232,340
Conversion of convertible notes into common stock (in Shares)	146,412
Stock option exercise for cash		44,494			44,494
Stock option exercise for cash (in Shares)	1,295
Warrant exercise for cash	$ 1	318,757			318,758
Warrant exercise for cash (in Shares)	8,855
Sale of common stock for cash, net of offering costs	$ 21	10,282,977			10,282,998
Sale of common stock for cash, net of offering costs (in Shares)	205,357
Net loss			(17,665,788)		(17,665,788)
Foreign currency translation				50,844	50,844
Balances at Dec. 31, 2021	$ 293	126,583,738	(115,899,939)	211,486	10,895,578
Balances (in Shares) at Dec. 31, 2021	2,926,655
Stock-based compensation		4,499,107			4,499,107
Shares issued in lieu of interest	$ 1	251,006			251,007
Shares issued in lieu of interest (in Shares)	14,612
Warrants for services with the issuance of convertible debt		449,474			449,474
Cashless stock option exercise	$ 2	(2)
Cashless stock option exercise (in Shares)	23,139
Cashless warrant exercise
Cashless warrant exercise (in Shares)	172
Sale of common stock for cash, net of offering costs	$ 13	3,146,927			3,146,940
Sale of common stock for cash, net of offering costs (in Shares)	132,940
Common stock issued with convertible debt	$ 1	91,756			91,757
Common stock issued with convertible debt (in Shares)	3,562
Common stock issued for working capital facility	$ 1	302,999			303,000
Common stock issued for working capital facility (in Shares)	12,500
Net loss			(11,873,555)		(11,873,555)
Foreign currency translation				(35,048)	(35,048)
Balances at Jun. 30, 2022	$ 311	135,325,005	(127,773,494)	176,438	7,728,260
Balances (in Shares) at Jun. 30, 2022	3,113,580
Balances at Dec. 31, 2021	$ 293	126,583,738	(115,899,939)	211,486	10,895,578
Balances (in Shares) at Dec. 31, 2021	2,926,655
Stock-based compensation		8,870,168			8,870,168
Shares issued in lieu of interest	$ 6	696,387			696,393
Shares issued in lieu of interest (in Shares)	59,980
Warrants for services with the issuance of convertible debt		449,474			449,474
Cashless stock option exercise	$ 4	(4)
Cashless stock option exercise (in Shares)	37,707
Cashless warrant exercise
Cashless warrant exercise (in Shares)	172
Conversion of convertible notes into common stock		50,000			50,000
Conversion of convertible notes into common stock (in Shares)	1,690
Warrant exercise for cash		66,003			66,003
Warrant exercise for cash (in Shares)	4,583
Sale of common stock for cash, net of offering costs	$ 13	3,146,927			3,146,940
Sale of common stock for cash, net of offering costs (in Shares)	132,940
Common stock issued with convertible debt		91,757			91,757
Common stock issued with convertible debt (in Shares)	3,562
Common stock issued for working capital facility	$ 1	302,999			303,000
Common stock issued for working capital facility (in Shares)	12,500
Net loss			(24,230,220)		(24,230,220)
Foreign currency translation				(55,557)	(55,557)
Balances at Dec. 31, 2022	$ 317	140,257,449	(140,130,159)	155,929	283,536
Balances (in Shares) at Dec. 31, 2022	3,179,789
Balances at Dec. 31, 2022	$ 318	140,257,448	(140,130,159)	155,929	283,536
Balances (in Shares) at Dec. 31, 2022	3,179,789
Balances at Mar. 31, 2022	$ 310	132,441,881	(121,200,667)	244,226	11,485,750
Balances (in Shares) at Mar. 31, 2022	3,098,968
Stock-based compensation		2,632,118			2,632,118
Shares issued in lieu of interest	$ 1	251,006			251,007
Shares issued in lieu of interest (in Shares)	14,612
Net loss			(6,572,827)		(6,572,827)
Foreign currency translation				(67,788)	(67,788)
Balances at Jun. 30, 2022	$ 311	135,325,005	(127,773,494)	176,438	7,728,260
Balances (in Shares) at Jun. 30, 2022	3,113,580
Balances at Dec. 31, 2022	$ 318	140,257,448	(140,130,159)	155,929	283,536
Balances (in Shares) at Dec. 31, 2022	3,179,789
Stock-based compensation		1,895,711			1,895,711
Warrants issued for services		438,000			438,000
Shares issued in lieu of interest	$ 11	387,567			387,578
Shares issued in lieu of interest (in Shares)	111,516
Conversion of convertible notes into common stock	$ 235	15,331,776			$ 15,332,011
Conversion of convertible notes into common stock (in Shares)	2,348,347
Stock option exercise for cash (in Shares)
Conversion of credit facility borrowings into common stock	$ 24	899,976			$ 900,000
Conversion of credit facility borrowings into common stock (in Shares)	245,634
Sale of common stock for cash, net of offering costs	$ 198	6,383,443			$ 6,383,641
Sale of common stock for cash, net of offering costs (in Shares)	1,989,676
Common stock issued for working capital facility (in Shares)					14,612
Net loss			(15,901,051)		$ (15,901,051)
Foreign currency translation				(156,137)	(156,137)
Balances at Jun. 30, 2023	$ 786	165,593,921	(156,031,210)	(208)	9,563,289
Balances (in Shares) at Jun. 30, 2023	7,874,962
Balances at Mar. 31, 2023	$ 325	141,319,889	(145,352,653)	131,863	(3,900,576)
Balances (in Shares) at Mar. 31, 2023	3,247,957
Stock-based compensation		1,055,690			1,055,690
Warrants issued for services		438,000			438,000
Shares issued in lieu of interest	$ 4	165,147			165,151
Shares issued in lieu of interest (in Shares)	43,348
Conversion of convertible notes into common stock	$ 235	15,331,776			15,332,011
Conversion of convertible notes into common stock (in Shares)	2,348,347
Conversion of credit facility borrowings into common stock	$ 24	899,976			900,000
Conversion of credit facility borrowings into common stock (in Shares)	245,634
Sale of common stock for cash, net of offering costs	$ 198	6,383,443			6,383,641
Sale of common stock for cash, net of offering costs (in Shares)	1,989,676
Net loss			(10,678,557)		(10,678,557)
Foreign currency translation				(132,071)	(132,071)
Balances at Jun. 30, 2023	$ 786	$ 165,593,921	$ (156,031,210)	$ (208)	$ 9,563,289
Balances (in Shares) at Jun. 30, 2023	7,874,962